Expense Example, No Redemption {- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-11 - Fidelity Advisor® Growth Opportunities Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Growth Opportunities Fund-Class A
Expense Example, No Redemption:
1 Year	$ 677
3 Years	893
5 Years	1,126
10 Years	1,795
Fidelity Advisor Growth Opportunities Fund-Class M
Expense Example, No Redemption:
1 Year	478
3 Years	748
5 Years	1,038
10 Years	1,863
Fidelity Advisor Growth Opportunities Fund-Class C
Expense Example, No Redemption:
1 Year	185
3 Years	573
5 Years	985
10 Years	2,137
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Growth Opportunities Fund-Class Z
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	$ 859